Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The computation of basic and diluted loss per share for the years ended December 31, 2013 and 2012 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Years Ended December 31,
	2013	2012
Convertible Notes Payable	373,333	-
Convertible Series A Preferred Stock	-	59,302
Convertible Series B Preferred Stock	62,002	131,864
Convertible Series C Preferred Stock	-	-
Unvested restricted stock	248,941	366,667
Stock Warrants	476,270	547,922
Stock Options	557,413	439,611
	1,717,959	1,545,366

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following table shows significant concentrations in our revenues and accounts receivable for the periods indicated.

	Percentage of Revenue During the Years Ended December 31,		Percentage of Accounts Receivable at December 31,
	2013	2012	2013	2012
Buyer A	25%	1%	3%	13%
Buyer B	18%	17%	14%	9%
Buyer C	8%	18%	4%	6%
Buyer D	1%	13%	2%	10%
Buyer E	-	14%	-	26%
Buyer F	-	-	35%	-
Buyer G	-	-	17%	-
Buyer H	-	4%	-	13%